UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     May 02, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:    $183,828 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA100 SH Common Stock     084990175      469      300 SH       Sole                      300
ALLEGHENY TECHNOLOGIES INC COM Common Stock     01741R102     4163   131294 SH       Sole                   115984             15310
ALLSTATE CORP                  Common Stock     020002101     1229    25050 SH       Sole                                      25050
AMERISERV FINANCIAL INC        Common Stock     03074A102      313   100000 SH       Sole                   100000
AMR CORPORATION                Common Stock                     62    15000 SH       Sole                    15000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     3307   140430 SH       Sole                   124910             15520
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     6389   189408 SH       Sole                   159558             29850
AT&T INC                       Common Stock     00206R102      288     7860 SH       Sole                     7860
BANK OF UTICA NY NON VTG       Common Stock     065437204      397     1000 SH       Sole                     1000
BRT REALTY TRUST               Common Stock     055645303      140    20000 SH       Sole                    20000
CISCO SYSTEMS INC              Common Stock     17275r102     6456   308960 SH       Sole                   267070             41890
CITIGROUP INC                  Common Stock     172967424      982    22200 SH       Sole                                      22200
COMMERZBANK AG ADR             Sponsored ADR    202597308      151   100000 SH       Sole                   100000
DELL INC                       Common Stock     24702R101     5396   376526 SH       Sole                   304936             71590
DOLE FOOD CO INC               Common Stock     256603101     4659   427435 SH       Sole                   352215             75220
ENCANA CORP                    Common Stock     292505104     4089   210101 SH       Sole                   166131             43970
EXELON CORP                    Common Stock     30161n101     5915   171538 SH       Sole                   145098             26440
EXXON MOBIL CORP               Common Stock     30231G102      346     3844 SH       Sole                     3844
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     4360   644967 SH       Sole                   546237             98730
FORD MOTOR CO                  Common Stock     345370860     7707   586099 SH       Sole                   497729             88370
FRANCE TELECOM SA SPON ADR     Sponsored ADR    316773100     5400   531530 SH       Sole                   436530             95000
GENERAL ELECTRIC CO            Common Stock     369604103     7473   323214 SH       Sole                   274784             48430
INTEL CORP                     Common Stock     458140100      243    11140 SH       Sole                    11140
INTL BUSINESS MACHINES CORP    Common Stock     459200101      313     1466 SH       Sole                     1466
ISHARES GOLD TRUST             Ishares          464285105      156    10050 SH       Sole                    10050
KROGER CO                      Common Stock     501044101     7125   214996 SH       Sole                   177976             37020
L 3 COMMUNICATIONS INC         Common Stock     502424104     6722    83075 SH       Sole                    70825             12250
LEGG MASON INC                 Common Stock     524901105     6299   195936 SH       Sole                   165326             30610
M & T BANK CORP                Common Stock     55261F104     2835    27483 SH       Sole                    27483
MICROSOFT CORP                 Common Stock     594918104      673    23523 SH       Sole                    23523
NEWMONT MINING CORP            Common Stock     651639106     4436   105893 SH       Sole                    98793              7100
NOKIA CORP SPONSORED ADR       Sponsored ADR    654902204     3313  1009986 SH       Sole                   845116            164870
NTT DOCOMO INC ADR             Sponsored ADR    62942m201     6303   423890 SH       Sole                   352400             71490
OMEROS CORPORATION             Common Stock     682143102       58    14135 SH       Sole                    14135
PAN AMERN SILVER CORP          Common Stock     697900108     2993   182739 SH       Sole                   158389             24350
PFIZER INC                     Common Stock     717081103     8698   301397 SH       Sole                   256417             44980
PROSHARES SHORT S&P500         Common Stock     74347R503     3893   126840 SH       Sole                   126840
REDWOOD TRUST INC              Common Stock     758075402     6959   300236 SH       Sole                   224046             76190
ROYAL DUTCH SHELL PLC ADR      Sponsored ADR    780259206     5637    86503 SH       Sole                    71353             15150
SEACO LTD ORD                  Common Stock     G79441104        2    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     8335   618323 SH       Sole                   518193            100130
SPDR GOLD TR GOLD SHS          Ishares          78463V107     4559    29517 SH       Sole                    28057              1460
TEVA PHARMACEUTICAL INDUSTRIES Sponsored ADR    881624209     6101   153759 SH       Sole                   130079             23680
TIDEWATER INC                  Common Stock     886423102     1074    21259 SH       Sole                     1989             19270
TOTAL S A ADR                  Sponsored ADR    89151E109     5130   106917 SH       Sole                    89177             17740
WALGREEN CO                    Common Stock     931422109     7300   153097 SH       Sole                   127217             25880
WASHINGTON FEDERAL INC         Common Stock     938824109     7057   403270 SH       Sole                   337450             65820
WESTERN UNION COMPANY          Common Stock     959802109     6518   433395 SH       Sole                   363815             69580
                                                            183828
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